Stock Based Compensation (Restricted Stock) (Details) shares in Thousands	12 Months Ended
Dec. 31, 2018 shares
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested at beginning of year (in shares)	292
Granted (in shares)	63
Vested (in shares)	(124)
Forfeited (in shares)	(36)
Nonvested at the end of year (in shares)	195
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested at beginning of year (in shares)	2,226
Granted (in shares)	1,507
Vested (in shares)	(856)
Forfeited (in shares)	(422)
Nonvested at the end of year (in shares)	2,455